UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSRS
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21353

                           SEI OPPORTUNITY FUND, L.P.
               (Exact name of registrant as specified in charter)
                                    --------


                            One Freedom Valley Drive
                                 Oaks, PA 19456
               (Address of principal executive offices) (Zip code)

                                Timothy D. Barto
                   c/o SEI Investments Management Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (610) 676-1114

                     DATE OF FISCAL YEAR END: MARCH 31, 2007

                  DATE OF REPORTING PERIOD: SEPTEMBER 30, 2006

ITEM 1.    REPORTS TO STOCKHOLDERS.

    SEI OPPORTUNITY FUND, L.P.

    Financial Statements and Additional Information (Unaudited)

    For the six month period ended September 30, 2006

                           SEI Opportunity Fund, L.P.

                              Financial Statements

                For the six month period ended September 30, 2006

                                    CONTENTS

Financial Statements (Unaudited)

Statement of Financial Condition...............................................1
Statement of Operations........................................................2
Statement of Changes in Partners' Capital......................................3
Statement of Cash Flows........................................................4
Notes to Financial Statements..................................................5

Additional Information

Approval of the Agreements with the Adviser   ................................13

Financial Statements of SEI Opportunity Master Fund, L.P.

The Fund files the complete schedule of portfolio holdings of the SEI Opportunity Master Fund, L.P. with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund's Form N-Q is available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission's website at http://www.sec.gov.

                           SEI Opportunity Fund, L.P.

                  Statement of Financial Condition (Unaudited)

                               September 30, 2006

ASSETS
Investment in the SEI Opportunity Master Fund, L.P., at fair value   $20,788,071
Cash                                                                     524,142
Investment in SEI Opportunity Master Fund, L.P. paid for in advance      346,500
Due from Adviser (Note 3)                                                 10,835
                                                                     -----------
Total assets                                                          21,669,548
                                                                     -----------

LIABILITIES
Capital contributions received in advance                                276,500
Investor servicing fees payable                                           11,789
Administration fees payable                                                6,216
Other accrued expenses                                                    34,859
                                                                     -----------
Total liabilities                                                        329,364
                                                                     -----------
Net assets                                                           $21,340,184
                                                                     ===========

PARTNERS' CAPITAL
General partners' capital                                            $     1,806
Limited partners' capital                                             21,338,378
                                                                     -----------
Total partners' capital                                              $21,340,184
                                                                     ===========

SEE ACCOMPANYING NOTES AND ATTACHED FINANCIAL STATEMENTS OF SEI OPPORTUNITY MASTER FUND, L.P.

                           SEI Opportunity Fund, L.P.

                       Statement of Operations (Unaudited)

                For the six month period ended September 30, 2006

NET INVESTMENT LOSS ALLOCATED FROM SEI OPPORTUNITY MASTER
 FUND, L.P.:
     Interest                                                           $   6,235
     Gross expenses                                                      (115,975)
                                                                        ---------
Net investment loss allocated from SEI Opportunity Master Fund, L.P.     (109,740)

FUND EXPENSES:
     Investor servicing fees                                               80,219
     Professional fees                                                     49,422
     Administration fees                                                   39,117
     Custody fees                                                             969
     Registration fees                                                        706
     Other fees                                                             8,323
                                                                        ---------
TOTAL FUND EXPENSES                                                       178,756
     Expense waiver                                                       (99,025)
                                                                        ---------
     Net expenses                                                          79,731
                                                                        ---------
Net investment loss                                                      (189,471)
                                                                        ---------

REALIZED AND UNREALIZED GAINS ON INVESTMENT ACTIVITIES ALLOCATED FROM
   SEI OPPORTUNITY MASTER FUND, L.P.:
Net realized gain on investment funds                                      27,668
Net change in unrealized appreciation on investment funds                 332,807
                                                                        ---------
Net realized and unrealized gains on investments allocated from           360,475
                                                                        ---------
        SEI Opportunity Master Fund, L.P.
Net increase in partners' capital derived from investment activities    $ 171,004
                                                                        =========

SEE ACCOMPANYING NOTES AND ATTACHED FINANCIAL STATEMENTS OF SEI OPPORTUNITY MASTER FUND, L.P.

                           SEI Opportunity Fund, L.P.

                    Statement of Changes in Partners' Capital

For the six month period ended September 30, 2006 (Unaudited) and the year ended
                                 March 31, 2006

                                                                                      LIMITED
                                                                        GENERAL      PARTNERS'
FOR THE YEAR ENDED MARCH 31, 2006                                       PARTNER       INTEREST         TOTAL
                                                                       ---------    ------------    ------------
FROM INVESTMENT ACTIVITIES
Net investment loss                                                    $     (21)   $   (258,639)   $   (258,660)
Net realized loss on investment funds                                         30         416,243         416,273
Net change in unrealized appreciation on investment funds                     80       1,065,294       1,065,374
                                                                       ---------    ------------    ------------
Net increase in partners' capital derived from investment activities          89       1,222,898       1,222,987
PARTNERS' CAPITAL TRANSACTIONS
Capital contributions                                                         --       7,159,417       7,159,417
Capital withdrawals                                                           --        (506,937)       (506,937)
                                                                       ---------    ------------    ------------
Net increase in partners' capital derived from capital transactions           --       6,652,480       6,652,480

Net increase in partners' capital                                             89       7,875,378       7,875,467
Partners' capital March 31, 2005                                           1,705       8,803,271       8,804,976
                                                                       ---------    ------------    ------------
Partners' capital March 31, 2006                                       $   1,794    $ 16,678,649    $ 16,680,443
                                                                       =========    ============    ============


                                                                                      LIMITED
                                                                        GENERAL      PARTNERS'
FOR THE SIX MONTH PERIOD ENDED SEPTEMBER 30, 2006 (UNAUDITED)           PARTNER       INTEREST         TOTAL
                                                                       ---------    ------------    ------------
FROM INVESTMENT ACTIVITIES
Net investment loss                                                    $     (13)   $   (189,458)   $   (189,471)
Net realized gain on investment funds                                          2          27,666          27,668
Net change in unrealized appreciation on investment funds                     23         332,784         332,807
                                                                       ---------    ------------    ------------
Net increase in partners' capital derived from investment activities          12         170,992         171,004
PARTNERS' CAPITAL TRANSACTIONS
Capital contributions                                                         --       4,700,685       4,700,685
Capital withdrawals                                                           --        (211,948)       (211,948)
                                                                       ---------    ------------    ------------
Net increase in partners' capital derived from capital transactions           --       4,488,737       4,488,737

Net increase in partners' capital                                             12       4,659,729       4,659,741
Partners' capital March 31, 2006                                           1,794      16,678,649      16,680,443
                                                                       ---------    ------------    ------------
Partners' capital September 30, 2006                                   $   1,806    $ 21,338,378    $ 21,340,184
                                                                       =========    ============    ============

SEE ACCOMPANYING NOTES AND ATTACHED FINANCIAL STATEMENTS OF SEI OPPORTUNITY MASTER FUND, L.P.

                           SEI Opportunity Fund, L.P.

                       Statement of Cash Flows (Unaudited)

                For the six month period ended September 30, 2006

CASH FLOWS FROM OPERATING ACTIVITIES
 Net increase in partners' capital derived from investment  activities                 $   171,004
 Adjustments to reconcile net increase in partners' capital derived from investment activities to net cash used in operating activities:
    Purchases of investments in SEI Opportunity Master Fund, L.P.                       (4,074,441)
    Proceeds from withdrawals from SEI Opportunity Master Fund, L.P.                       211,948
    Net gain allocated from SEI Opportunity Master Fund, L.P.                             (250,737)
    Decrease in investments in SEI Opportunity Master Fund, L.P. paid for in advance       193,500
    Decrease in due from Adviser                                                            90,815
    Decrease in withdrawals payable                                                        (51,031)
    Decrease in investor servicing fees payable                                            (29,101)
    Decrease in administration fees payable                                                (12,380)
    Increase in other accrued expenses                                                      (7,084)
                                                                                       -----------
 Net cash used in operating activities                                                  (3,757,507)

CASH FLOWS FROM FINANCING ACTIVITIES
 Capital contributions                                                                   4,700,685
 Capital withdrawals                                                                      (211,948)
 Decrease in restricted cash                                                                51,031
 Decrease in contributions received in advance                                            (263,500)
                                                                                       -----------
 Net cash provided by financing activities                                               4,276,268

Net increase in cash                                                                       518,761

CASH
 Beginning of period                                                                         5,381
                                                                                       -----------
 End of period                                                                         $   524,142
                                                                                       ===========

SEE ACCOMPANYING NOTES AND ATTACHED FINANCIAL STATEMENTS OF SEI OPPORTUNITY MASTER FUND, L.P.

                           SEI Opportunity Fund, L.P.

                    Notes to Financial Statements (Unaudited)

                               September 30, 2006

1. ORGANIZATION

SEI Opportunity Fund, L.P. (the "Fund"), is a Delaware limited partnership registered under the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Fund is a feeder fund in a master/feeder structure, and has invested substantially all of its assets in SEI Opportunity Master Fund, LP (the "Master Fund"), a Delaware limited partnership registered under the 1940 Act as a closed-end management investment company. The master/feeder structure is designed to permit the pooling of the Fund's assets with other investors with similar investment objectives, in an effort to achieve economies of scale and efficiencies in portfolio management, while preserving the Fund's separate identity. The Fund has a 3.6% ownership interest in the Master Fund at September 30, 2006. The Fund shall have perpetual existence under the terms of the Limited Partnership Agreement dated June 30, 2003. The Partnership commenced operations on November 21, 2003.

The Master Fund has the same investment objective as the Fund, which is to achieve an attractive risk-adjusted return with moderate volatility and moderate directional market exposure over a full market cycle. The audited financial statements of the Master Fund, which are an integral part of these financial statements, are attached.

The General Partner of the Fund is SEI Funds, Inc. ("General Partner"), a Delaware corporation. SEI Investments Management Corporation (the "Adviser"), a Delaware corporation, registered investment adviser, and affiliate of the General Partner, serves as the investment adviser to the Fund and the Master Fund.

Generally, except as provided under applicable law or under the Agreement, a Limited Partner shall not be liable for the Fund's debts, obligations and liabilities in any amount in excess of the capital account balance of such Member, plus such Limited Partner's share of undistributed profits and assets. Subject to applicable law, a Limited Partner may be obligated to return to the Fund certain amounts distributed to the Limited Partner.



SEE ATTACHED FINANCIAL STATEMENTS OF SEI OPPORTUNITY MASTER FUND, L.P.

                           SEI Opportunity Fund, L.P.

              Notes to Financial Statements (continued) (Unaudited)

                               September 30, 2006

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant  accounting  policies  followed by the
Fund:

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Management believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

INVESTMENT IN MASTER FUND

The Fund's investment in the Master Fund is valued at fair value, which represents the Fund's proportionate interest in the net assets of the Master Fund. The Fund records any change in value in the statement of income by recording its proportionate share of the Master Fund's income, expense, and realized and unrealized gains/losses. The performance of the Fund is directly affected by the performance of the Master Fund. Valuation of investments held by the Master Fund is discussed in the notes to the Master Fund's financial statements.

Subscriptions made in advance in SEI Opportunity Master Fund, L.P. are composed of cash paid prior to September 30, 2006, for which member interests of the Master were received on October 1, 2006. Subscriptions made in advance do not participate in earnings of the Master until the related member interests are issued by the Master. The Fund redeems its interest in the Master Fund periodically.

INVESTMENT INCOME AND EXPENSES

Investment transactions are recorded on a trade date basis. The Fund records its proportionate share of the Master Fund's income, expenses and realized and unrealized gains and losses on a monthly basis. In addition, the Fund accrues its own expenses.



SEE ATTACHED FINANCIAL STATEMENTS OF SEI OPPORTUNITY MASTER FUND, L.P.

                           SEI Opportunity Fund, L.P.

              Notes to Financial Statements (continued) (Unaudited)

                               September 30, 2006

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

TAXATION

The Fund and Master Fund each intend to be treated as a partnership for Federal, state, and local income tax purposes. Each member is responsible for the tax liability or benefit relating to their distributive share of taxable income or loss. Accordingly, no provision for Federal, state, or local income taxes is reflected in the accompanying financial statements.

FAIR VALUE OF FINANCIAL INSTRUMENTS

The fair value of the Fund's assets and liabilities, which qualify as financial instruments under Statement of Financial Accounting Standards No. 107, DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS, approximates the carrying amounts presented on the Statement of Assets, Liabilities and Members' Capital. Management of the Fund deems these estimates reasonable.

DISTRIBUTION POLICY

The Fund has no present intention of making periodic distributions of its net investment income or capital gains, if any, to members. The amount and frequency of distributions, if any, will be determined in the sole discretion of the Board of Directors (the "Board").

CASH

Cash consists of cash amounts deposited with the Fund's custodian at September 30, 2006.

CAPITAL ACCOUNTS

Net profits or net losses of the Fund for each fiscal period will be allocated to the capital accounts of members as of the last day of each fiscal period in accordance with members' respective investment percentages of the Fund. Net profits or net losses will be measured as the net change in the value of the net assets of the Fund during a fiscal period, before giving effect to any repurchases of interest in the Fund, and excluding the amount of any items to be allocated to the capital accounts of the members of the Fund, other than in accordance with the members' respective investment percentages.



SEE ATTACHED FINANCIAL STATEMENTS OF SEI OPPORTUNITY MASTER FUND, L.P.

                           SEI Opportunity Fund, L.P.

              Notes to Financial Statements (continued) (Unaudited)

                               September 30, 2006

3. ADVISORY FEE, RELATED PARTY TRANSACTIONS AND OTHER

In light of the Adviser's arrangements with the Master Fund and the fact that the Fund seeks to achieve its investment objective by investing substantially all of its assets in the Master Fund, the Fund is not charged an advisory fee by the Adviser, although the Fund indirectly bears a proportionate share of the advisory fee paid by the Master Fund to the Adviser as a result of the Fund's investment in the Master Fund. The Master Fund pays the Adviser a fixed advisory fee (the "Advisory Fee"), payable quarterly in arrears on the last business day of each quarter, equal to 1.00% (on an annualized basis) of the Master Fund's net asset value at the end of such quarter before giving effect to any repurchases of Master Fund interests. The Advisory Fee reduces the net asset value of the Master Fund (and, indirectly, of the Fund) as of the end of the period in which it is payable and after the calculation of the Advisory Fee.

The Adviser charges a pro rata portion of the Advisory Fee in respect of contributions to the Master Fund or repurchases by the Master Fund that take place during a given calendar quarter. For the six month period ended September 30, 2006, total Advisory Fees allocated to the Fund by the Master Fund amounted to $97,029.

For a period of three years from the Fund's initial closing (June 1, 2004), the Adviser has voluntarily agreed that certain expenses of the Fund, including investor servicing fees, custody fees and administrative fees, together with expenses of the Master Fund that are borne by the Fund as a result of the Fund's investment in the Master Fund, including the advisory fee, custody fees, and administrative fees, shall not in aggregate exceed 2.00% per annum of the Fund's net asset value, and the Adviser will waive fees to the extent necessary so that such 2.00% limit is not exceeded. The following expenses of the Fund and Master Fund are specifically excluded from the expense limit: extraordinary, non-recurring and certain other unusual expenses (including taxes). During the six month period ended September 30, 2006, the Adviser waived fees of $99,025, of which $10,835 is due from the Adviser at September 30, 2006.

The Adviser is responsible for the day-to-day investment management of all of the Fund's and Master Fund's assets, under the supervision of the Board of Directors of the Fund and Master Fund.



SEE ATTACHED FINANCIAL STATEMENTS OF SEI OPPORTUNITY MASTER FUND, L.P.

                           SEI Opportunity Fund, L.P.

              Notes to Financial Statements (continued) (Unaudited)

                               September 30, 2006

3. ADVISORY FEE, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

SEI Investments Global Funds Services serves as the Fund's and Master Fund's administrator (the "Administrator"). Under an agreement with the Administrator, the Fund pays the Administrator a fee equal to 0.29% (on an annualized basis) of the Fund's net asset value, as applicable, which is accrued and paid monthly, and reimburses the Administrator for certain out-of-pocket expenses. The Administrator performs administrative services necessary for the operation of the Fund, including maintaining certain books and records of the Fund and preparing reports and other documents required by Federal, state and other applicable laws and regulations, and provides the Fund with administrative office facilities. The Fund incurred $39,117 in administration fees during the six month period ended September 30, 2006.

The  Administrator   also  serves  as  the  Fund's  investor   servicing  agent,
facilitating the provision by financial advisers and other financial intermediaries of ongoing investor services and account maintenance services to Investors that are customers of such Investor Service Providers. Under the terms of a shareholder servicing agreement between the Fund and the Administrator, these services include, but are not limited to: (a) handling inquiries from Investors regarding the Fund; (b) assisting in the maintenance of members' accounts with the Fund; (c) assisting in the maintenance of Fund records; and
(d) providing such other information and member liaison services as the Administrator may reasonably request. The Fund will pay the Administrator a monthly fee computed at an annualized rate of up to 0.55% of the Fund's net asset value. The Fund incurred $80,219 in investor servicing fees for the six month period ended September 30, 2006.

SEI Private Trust Company acts as custodian (the "Custodian") for the Fund's assets and the Master Fund's assets pursuant to a Custodian Services Agreement between the Fund and the Custodian and a separate Custodian Services Agreement between the Master Fund and the Custodian. The Fund will pay the Custodian a monthly fee computed at an annualized rate of 0.01% of the Fund's net asset value. The Fund incurred $969 in custodian fees during the six month period ended September 30, 2006.

SEI Investments Distribution Co. (the "Distributor") serves as the Fund's distributor pursuant to a Distribution Agreement with the Fund. The Distributor has not been compensated by the Fund for its services rendered under the Distribution Agreement.

In addition to the expenses described above, the Fund is allocated their pro rata share of the Master Fund expenses.



SEE ATTACHED FINANCIAL STATEMENTS OF SEI OPPORTUNITY MASTER FUND, L.P.

                           SEI Opportunity Fund, L.P.

              Notes to Financial Statements (continued) (Unaudited)

                               September 30, 2006

4. CAPITAL STRUCTURE

Interests in the Fund are offered and may be purchased on the first Business Day of any month, or at such other times as the Board may determine. The Board or its designee will have the sole right to accept orders to purchase interests and reserves the right to reject any order in whole or in part.

The minimum initial investment in the Fund by an investor is $25,000. Subsequent investments must be at least $5,000. These minimums may be waived by the Board from time to time for certain investors, including officers and employees of the Adviser, the Sub-Adviser and their affiliates.

Capital accounts are established for each limited member. As of the last day of each fiscal period, the Fund allocates net profits or losses for that fiscal period to the capital accounts of all members (including the General Partner), in proportion to their respective opening capital account balances for such fiscal period (after taking into account any capital contributions deemed to be made as of the first day of such fiscal period).

The Fund from time to time may offer to repurchase outstanding interests pursuant to written tenders by members. Repurchase offers will be made at such times and on such terms as may be determined by the Board in its sole discretion. The Adviser expects that it will recommend to the Board that the Fund offer to repurchase interests four times each year, as of the last Business Day of March, June, September and December.

Capital contributions received in advance are comprised of cash received prior September 30, 2006, for which member interests of the Fund were issued on October 1, 2006. Capital contributions received in advance do not participate in the earnings of the Fund until the related member interests are issued.



SEE ATTACHED FINANCIAL STATEMENTS OF SEI OPPORTUNITY MASTER FUND, L.P.

                           SEI Opportunity Fund, L.P.

              Notes to Financial Statements (continued) (Unaudited)

                               September 30, 2006

5. RISKS AND UNCERTAINTIES

The Master Fund invests in investment funds that invest in and actively trade securities and other financial instruments using a variety of strategies and investment techniques that may involve significant risk. Such funds may not be registered as investment companies under the Investment Company Act of 1940. Holdings in such funds may be illiquid, and there may be limited ability to withdraw from such funds. Investment fund operations may not be transparent, holdings may be undiversified, and there may be multiple levels of fees and expenses levied.

6. INDEMNIFICATION RISK

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these agreements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, management believes the risk of loss from such claims is considered remote.

7. FINANCIAL HIGHLIGHTS

The following represents the ratios to average net assets and other supplemental information for the periods indicated:

                                                   For the six month
                                                       period ended                For the                For the
                                                    September 30, 2006            year ended             year ended
                                                       (Unaudited)              March 31, 2006         March 31, 2005(3)
                                                   --------------------        -----------------      -----------------
TOTAL RETURN (1)
Total return                                                      1.05%(5)                  8.47%                  5.06%(5)
                                                     =================         =================      =================
     Net assets, end of period (000's)               $          21,340         $          16,680      $           8,805
                                                     =================         =================      =================
RATIOS TO AVERAGE NET ASSETS Net investment
  income ratio:
     Net investment loss, before waivers                         (3.05)%(4)                (1.97)%                (5.10)%(4)(6)
                                                     =================         =================      =================
     Net investment loss, net of waivers                         (2.00)%(4)                (3.22)%                (1.90)%(4)(6)
                                                     =================         =================      =================
Expense ratio:
     Operating expenses, before waivers (2)                       3.12%(4)                  3.30%                  5.18%(4)
                                                     =================         =================      =================
     Operating expenses, net of waivers (2)                       2.07%(4)(8)               2.05%(8)               1.98%(4)
                                                     =================         =================      =================
Portfolio turnover rate(7)                                        6.27%(5)                 50.19%                  8.08%(5)
                                                     =================         =================      =================

SEE ATTACHED FINANCIAL STATEMENTS OF SEI OPPORTUNITY MASTER FUND, L.P.

                           SEI Opportunity Fund, L.P.

              Notes to Financial Statements (continued) (Unaudited)

                               September 30, 2006

7. FINANCIAL HIGHLIGHTS (CONTINUED)

(1) Total return is calculated for all the limited interest members taken as a whole. An individual limited interest member's return may vary from these returns based on the timing of capital transaction.

(2) Does not include expenses of the Investment Funds in which the Master Fund invests. The expense ratio (expense and incentive fee ratio) is calculated for the limited interest members taken as a whole. The computation of such ratios based on the amount of expenses assessed to an individual limited interest member's capital may vary from these ratios based on the timing of capital transactions.

(3) The Fund did not receive any contributions, except for initial seed capital, or trade actively until June 1, 2004; information prior to June 1, 2004 is not considered meaningful.

(4)   Annualized.

(5)   Not Annualized.

(6) Net investment loss ratios exclude the reversal of organization fees of $65,441.

(7)   Represents portfolio turnover of the Master Fund.

(8) Certain expenses were deemed unusual and/or non-recurring and were consequently excluded from the expense cap, which is voluntary. The amounts related to interest expense and certain legal fees.

8. TENDER OFFER

On September 29, 2006, the Fund offered to purchase for cash an amount of Interests or portions of Interest up to $3,000,000 of the net assets of the Fund at a price equal to the net asset value as of December 31, 2006. The tender offer period expired on October 26, 2006. The Fund received tender request totaling approximately $500,000.

9. SUBSEQUENT EVENT

From  October  1,  2006  to  November  21,  2006,  the  Fund  received   capital
contributions from members in the amount of $2,253,382, which includes $276,500 of contributions received in advance.

SEE ATTACHED FINANCIAL STATEMENTS OF SEI OPPORTUNITY MASTER FUND, L.P.

                           SEI Opportunity Fund, L.P.

             Approval of the Agreements with the Adviser (Unaudited)

                               September 30, 2006

Each of the SEI Opportunity Fund, L.P. and SEI Opportunity Master Fund, L.P. (collectively, the "Funds") has entered into an investment advisory agreement with SEI Investments Management Corporation ("SIMC" or the "Adviser") (collectively, the "Advisory Agreement"). Pursuant to the Advisory Agreement, SIMC is responsible for the day-to-day investment management of the Fund's and the Master Fund's assets.

The Investment Company Act of 1940, as amended (the "1940 Act") requires that the initial approval of, as well as the continuation of, a Fund's Advisory Agreement must be specifically approved by: (i) the vote of the Board or by a vote of the shareholders of the Fund; and (ii) the vote of a majority of the directors who are not parties to the Advisory Agreement or "interested persons" (as defined under the 1940 Act) of any party to the Advisory Agreement (the "Independent Directors"), cast in person at a meeting called for the purpose of voting on such approval. In connection with their consideration of such approvals, the Board must request and evaluate, and SIMC is required to furnish, such information as may be reasonably necessary to evaluate the terms of the Advisory Agreement. In addition, the Securities and Exchange Commission ("SEC") takes the position that, as part of their fiduciary duties with respect to a fund's fees, fund boards are required to evaluate the material factors applicable to a decision to approve an Advisory Agreement.

Consistent with the responsibilities referenced above, the Board called and held a meeting on September 19, 2006 to consider whether to renew the Advisory Agreement. In preparation for the meeting, the Board provided SIMC with a written request for information and received and reviewed extensive written materials in response to that request, including information as to the performance of the Funds versus benchmarks, the levels of fees for various categories of services provided by SIMC and its affiliates and the overall expense ratio of the Funds, comparisons of such fees and expenses with such fees and expenses incurred by other funds, the costs to SIMC and its affiliates of providing such services, including a profitability analysis, SIMC's compliance program, and various other matters. The information provided in connection with the Board meeting was in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to the Funds' operations and the Funds' performance. The Directors also received a memorandum from Fund counsel regarding the responsibilities of directors in connection with their consideration of an investment advisory agreement. In addition, prior to the meeting, the Independent Directors received advice from Fund counsel regarding the contents of the Adviser's written materials. After such meeting, Fund counsel, on behalf of the Independent Directors, requested the Adviser to provide additional written materials to the Independent Directors.

                           SEI Opportunity Fund, L.P.

       Approval of the Agreements with the Adviser (continued) (Unaudited)

                               September 30, 2006

As noted above, the Board requested and received written materials from SIMC. Specifically, this requested information and written response included: (a) the quality of SIMC's investment management and other services; (b) SIMC's investment management personnel; (c) SIMC's operations and financial condition;
(d) SIMC's investment strategies; (e) the level of the advisory fees that SIMC charge the Funds compared with the advisory fees charged to comparable funds;
(f) each Fund's overall fees and operating expenses compared with similar funds;
(g) the level of SIMC's profitability from its Fund-related operations; (h) SIMC's compliance systems; (i) SIMC's policies on and compliance procedures for personal securities transactions; (j) SIMC's reputation, expertise and resources in domestic and/or international financial markets; and (k) the Master Fund's performance compared with benchmark indices.

At the September 19, 2006 meeting, the Independent Directors met in executive session, outside the presence of Fund management, and the full Board of Directors met in executive session to consider and evaluate a variety of factors relating to the approval of the Advisory Agreement. The Independent Directors also participated in question and answer sessions with representatives of the Adviser. At the conclusion of the Board's deliberations, the Board and the Independent Directors unanimously approved the renewal of the Advisory Agreement for an additional one-year period. The approval was based on the Independent Directors and the Board's consideration and evaluation of a variety of specific factors discussed at the Board meetings, including:

      o the nature, extent and quality of the services provided to the Funds under the Advisory Agreement, including the resources of SIMC and its affiliates dedicated to the Funds;

      o the Master Fund's investment performance and how it compared to that of appropriate benchmarks;

      o each Fund's expenses under the Advisory Agreement and how those expenses compared to those of other comparable funds;

      o the profitability of SIMC and its affiliates with respect to each Fund, including both direct and indirect benefits accruing to SIMC and its affiliates; and

      o the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Advisory Agreement reflect those economies of scale for the benefit of Fund investors.

                           SEI Opportunity Fund, L.P.

       Approval of the Agreements with the Adviser (continued) (Unaudited)

                               September 30, 2006

NATURE, EXTENT AND QUALITY OF SERVICES. The Board considered the nature, extent and quality of the services provided by SIMC to the Funds and the resources of SIMC and its affiliates dedicated to the Funds. In this regard, the Independent Directors evaluated, among other things, SIMC's personnel, experience, and track record. The Independent Directors also considered SIMC's compliance policies and procedures, as well as administrative services (where applicable). Following this evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC to the Funds and the resources of SIMC and its affiliates dedicated to the Funds supported renewal of the Advisory Agreement.

FUND PERFORMANCE. The Board considered the Master Fund's performance in determining whether to renew the Advisory Agreement. Specifically, the Directors considered the Master Fund's performance relative to appropriate indices/benchmarks, in light of total return, yield and market trends. In evaluating performance, the Independent Directors considered both market risk and shareholder risk expectations for the Funds. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Master Fund supported renewal of the Advisory Agreement.

FUND EXPENSES. With respect to fees payable under the Advisory Agreement, as well as each Fund's overall operating expenses, the Board considered the rate of compensation under the Advisory Agreement and each Fund's net operating expense ratio in comparison to those of other comparable funds. Finally, the Independent Directors considered the effects of SIMC's voluntary agreement to waive its management fees and, if required, bear certain other expenses of the Funds in order to prevent total Fund operating expenses from exceeding a specified level. In addition, the Independent Directors also considered that SIMC has maintained the Funds' net operating expenses at competitive levels within their respective distribution channels. Following evaluation by the Independent Directors, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported renewal of the Advisory Agreement.

PROFITABILITY. With regard to profitability, the Board considered all forms and levels of compensation received by SIMC and its affiliates, irrespective of whether such compensation was received directly or indirectly. The Board also considered whether the various levels of compensation and profitability under the Advisory Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to the Funds by SIMC and its affiliates. Based on this evaluation, the Board

                           SEI Opportunity Fund, L.P.

       Approval of the Agreements with the Adviser (continued) (Unaudited)

                               September 30, 2006

concluded that, within the context of its full deliberations, the profitability of SIMC is reasonable and supported renewal of the Advisory Agreement.

ECONOMIES OF SCALE. The Board considered the existence of any economies of scale for the Funds and, if so, whether SIMC passed such savings to the Funds' shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the Funds obtain reasonable benefit from economies of scale.

Based on the Independent Directors deliberation and their evaluation of the information described above, the Board and the Independent Directors each unanimously approved the continuation of the Advisory Agreement and concluded that the compensation under the Advisory Agreement is fair and reasonable in light of such services and expenses and such other matters as the Independent Directors and the Board considered to be relevant in the exercise of their reasonable judgment. In the course of their deliberations, the Board, including the Independent Directors, considered all of the factors above and did not identify any one particular factor or specific piece of information that determined whether to approve or renew the Advisory Agreement.

SEI OPPORTUNITY MASTER FUND, L.P.

Financial Statements and Additional Information (Unaudited)

For the six month period ended September 30, 2006

                        SEI Opportunity Master Fund, L.P.

                              Financial Statements

                For the six month period ended September 30, 2006

                                    CONTENTS

Financial Statements (Unaudited)

Schedule of Investments........................................................1
Statement of Financial Condition...............................................5
Statement of Operations........................................................6
Statement of Changes in Partners' Capital......................................7
Statement of Cash Flows........................................................8
Notes to Financial Statements..................................................9

Additional Information

Approval of the Agreements with the Adviser ..................................20

The Partnership files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Partnership's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Partnership uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Partnership voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available
(i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission's website at http://www.sec.gov.

                        SEI Opportunity Master Fund, L.P.

                       Schedule of Investments (Unaudited)

                               September 30, 2006

                          [INSERT BAR CHART DATA HERE]

                                       FIRST                                    % OF
                                    ACQUISITION                                MEMBERS'
INVESTMENTS IN INVESTMENT FUNDS*       DATE           COST      FAIR VALUE     CAPITAL      LIQUIDITY**
-------------------------------------------------------------------------------------------------------
Convertible Bond Hedging:
 Alta Partners Discount
    Convertible Arbitrage, LP       10/01/2003     $ 6,413,024  $ 6,030,610         1.05%     Quarterly
 Lydian Partners II, LP             10/01/2003      20,910,000   23,641,950         4.12%     Quarterly
                                                   -------------------------------------
Total Convertible Bond Hedging                      27,323,024   29,672,560         5.17%

Credit Hedging:
 Canyon Value Realization
    Fund, LP                        10/01/2003      12,040,000   14,657,213         2.55%     Quarterly
 Ore Hill Fund, LP                  10/01/2004      11,480,000   13,936,162         2.43%   Semi-annual
 Solus, LLC                         01/01/2004       9,716,286   12,103,190         2.11%     Quarterly
 Southpaw Credit Opportunity
     Partners, LP                   08/01/2005      14,250,000   15,575,570         2.72%     Quarterly
 Strategic Value Credit                                                                    1 year lock-up,
     Opportunities Fund             09/01/2005      29,000,000   31,398,419         5.47%       Annual
                                                   -------------------------------------
Total Credit Hedging                                76,486,286   87,670,554        15.28%

                        SEI Opportunity Master Fund, L.P.

                 Schedule of Investments (continued) (Unaudited)

                               September 30, 2006

                                              FIRST                                   % OF
                                           ACQUISITION                              MEMBERS'
INVESTMENTS IN INVESTMENT FUNDS*              DATE         COST      FAIR VALUE      CAPITAL     LIQUIDITY**
------------------------------------------------------------------------------------------------------------
Distressed Debt:
 Highland Crusader Fund, LP                12/01/2005   $21,000,000  $24,612,417          4.29%   Quarterly
 Strategic Value Restructuring
    Fund, LP                               01/01/2006    20,000,000   21,507,168          3.75%    Annual
                                                        --------------------------------------
Total Distressed Debt                                    41,000,000   46,119,585          8.04%

Equity Market Neutral:
 Analytic Global Opportunity Fund
    I, Ltd. (b)                            05/01/2006     6,804,000    6,883,062          1.20%    Monthly
 Analytic Japanese Equity Market
    Neutral Offshore, Ltd. (b)             05/01/2006     7,938,000    8,040,337          1.40%    Monthly
 Analytic US Market Neutral II,
    LLC                                    05/01/2006     7,938,000    8,340,846          1.45%    Monthly
 Thales Fund, LP                           10/01/2003    24,016,000   27,260,745          4.75%   Quarterly
                                                        --------------------------------------
Total Equity Market Neutral                              46,696,000   50,524,990          8.80%

Fixed Income:
 Nayan Capital Fund Limited (b)            07/01/2005    31,000,000   33,611,554          5.86%    Monthly
 Smith Breeden Mortgage Partners,
    LP                                     11/01/2005    31,000,000   33,014,779          5.75%   Quarterly
                                                        --------------------------------------
                                                         62,000,000   66,626,333         11.61%
Total Fixed Income

Global Macro:
 Bridgewater Pure Alpha Fund II,
    LLC (c)                                02/01/2006    16,389,000   15,927,872          2.78%    Monthly
 First Quadrant Global Macro Fund,
    Ltd. (b)                               12/01/2005    26,000,000   25,152,823          4.38%    Monthly
                                                        --------------------------------------
Total Global Macro                                       42,389,000   41,080,695          7.16%
                                                        --------------------------------------

                        SEI Opportunity Master Fund, L.P.

                 Schedule of Investments (continued) (Unaudited)

                               September 30, 2006

                                            FIRST                                    % OF
                                         ACQUISITION                                 MEMBERS'
INVESTMENTS IN INVESTMENT FUNDS*            DATE         COST      FAIR VALUE        CAPITAL    LIQUIDITY**
----------------------------------------------------------------------------------------------------------
Long/Short Equity:
 Alydar QP Fund, LP                      02/01/2004  $ 19,326,059  $ 21,058,267          3.67%  Quarterly
   Boathouse Row I, LP                   01/01/2006    20,000,000    22,398,468          3.90%  Quarterly
 Fuller and Thaler International Long
      Short Fund, LP                     11/01/2005    18,000,000    17,388,845          3.03%  Quarterly
   GPS Income Fund, LP                   09/01/2006     7,000,000     7,095,761          1.24%   Monthly
   Hayground Cove Turbo Fund, LP         04/01/2005     9,309,576    10,582,525          1.85%   Monthly
   Highline Capital Partners QP, LP      01/01/2006    16,775,688    17,234,967          3.00%  Quarterly
   Southport Millenium Fund, LP          10/01/2003    18,173,000    20,322,949          3.54%  Quarterly
   SuNova Partners, LP                   10/01/2003    13,842,000    16,079,090          2.80%  Quarterly
   The Steeple Capital Fund II, LP       11/01/2005    14,250,000    14,962,820          2.61%  Quarterly
   Third Coast Capital QP Fund, LP       05/01/2005    10,000,000    11,488,418          2.00%  Quarterly
   Waterloo Partners, LP                 03/01/2006    20,000,000    19,692,219          3.43%  Quarterly
                                                     ========================================
Total Long/Short Equity                               166,676,323   178,304,329         31.07%

Multi-Strat:
   Liberty View Leverage Plus Fund,
      Ltd. (b)                           04/01/2006    23,716,000    26,173,157          4.56%   Monthly
   LIM Asia Arbitrage Fund (c)           07/01/2006    20,000,000    20,165,192          3.52%   Monthly
   Vicis Capital (b)                     09/01/2005    24,000,000    27,272,711          4.75%  Quarterly
                                                     ----------------------------------------
Total Multi-Strat                                      67,716,000    73,611,060         12.83%

Registered Investment Companies:
   Federated Prime Value Obligations
      Fund                                                462,346       462,346          0.08%
   Citi Institutional Liquid
      Reserves                                             11,107        11,107          0.00%
                                                     ----------------------------------------
Total Registered Investments                              473,453       473,453          0.08%
   Companies
                                                     ----------------------------------------
Total Investments                                    $530,760,086  $574,083,559        100.04%
                                                     ========================================

*  Investment funds are non-income producing.

** Available frequency of redemptions after initial lock-up period.

                        SEI Opportunity Master Fund, L.P.

                 Schedule of Investments (continued) (Unaudited)

                               September 30, 2006

(a) The aggregate cost of investments for tax purposes was $530,760,086. Net unrealized appreciation on investments for tax purposes was $43,323,473 consisting of $45,933,129 of gross unrealized appreciation and $2,609,656 of gross unrealized depreciation.

(b) Domiciled in the Cayman Islands. The total value of such investments as of September 30, 2006 was $127,133,644 and represented 22.15% of partners' capital.

(c) Domiciled in the British Virgin Islands. The total value of such investment as of September 30, 2006 was $36,093,064 represented 6.29% of partners' capital.

The  investments  in  investment  funds  shown  above,  representing  100.04% of
partners'  capital,   have  been  fair  valued  in  accordance  with  procedures established by the Board of Directors.

SEE ACCOMPANYING NOTES.

                        SEI Opportunity Master Fund, L.P.

                  Statement of Financial Condition (Unaudited)

                               September 30, 2006

ASSETS
Investments in investment funds, at fair value (cost $530,760,086)  $574,083,559
Cash                                                                     124,141
Investment funds paid for in advance                                  30,000,000
Due from SEI Offshore Opportunity Fund Ltd. (See Note 2)               1,121,806
Due from SEI Offshore Opportunity Fund II Ltd.                           480,000
Due from SEI Opportunity Fund, L.P.                                       67,322
Other assets                                                             115,247
                                                                    ------------
Total assets                                                         605,992,075
                                                                    ------------

LIABILITIES
Capital contributions received in advance                             30,421,500
Withholding taxes payable (See Note 2)                                 1,121,806
Advisory fees payable                                                    504,498
Administration fees payable                                               44,230
Other accrued expenses                                                    60,762
                                                                    ------------
Total liabilities                                                     32,152,796
                                                                    ------------
Net assets                                                          $573,839,279
                                                                    ============
PARTNERS' CAPITAL
Limited partners' capital                                           $573,839,279
                                                                    ============

SEE ACCOMPANYING NOTES.

                        SEI Opportunity Master Fund, L.P.

                       Statement of Operations (Unaudited)

                For the six month period ended September 30, 2006

INVESTMENT INCOME
Interest                                                           $    184,625
                                                                   ------------

EXPENSES
Advisory fees                                                         2,812,018
Administration fees                                                     252,112
Custody fees                                                             28,012
Professional fees                                                       114,767
Commitment fees                                                          34,601
Directors' fees                                                          20,000
Other expenses                                                           99,620
                                                                   ------------
Total expenses                                                        3,361,130
                                                                   ------------
Net investment loss                                                  (3,176,505)
                                                                   ------------

REALIZED AND UNREALIZED GAINS ON INVESTMENT FUNDS
Net realized gain on investment funds                                 1,723,898
Net change in unrealized appreciation on investment funds             9,148,607
                                                                   ------------
Net realized and unrealized gains on investment funds                10,872,505
                                                                   ------------
Net increase in partners' capital resulting from operations        $  7,696,000
                                                                   ============

SEE ACCOMPANYING NOTES.

                        SEI Opportunity Master Fund, L.P.

                    Statement of Changes in Partners' Capital

For the six month period ended September 30, 2006 (Unaudited) and the year ended
                                 March 31, 2006

                                                                         LIMITED
                                                                        PARTNERS'
FOR THE YEAR ENDED MARCH 31, 2006                                       INTEREST
                                                                      -------------
FROM INVESTMENT ACTIVITIES
Net investment loss                                                   $  (4,081,498)
Realized gain on investment funds                                        12,014,320
Change in unrealized appreciation on investment funds                    29,910,690
                                                                      -------------
Net increase in partners' capital derived from investment activities     37,843,512
PARTNERS' CAPITAL TRANSACTIONS
Capital contributions                                                   293,592,272
Capital withdrawals                                                      (2,668,705)
                                                                      -------------
Net increase in partners' capital derived from capital transactions     290,923,567

Net increase in partners' capital                                       328,767,079
Partners' capital March 31, 2005                                        167,641,570
                                                                      -------------
Partners' capital March 31, 2006                                      $ 496,408,649
                                                                      =============


                                                                         LIMITED
                                                                        PARTNERS'
FOR THE SIX MONTH PERIOD ENDED SEPTEMBER 30, 2006 (UNAUDITED)           INTEREST
                                                                      -------------
FROM INVESTMENT ACTIVITIES
xNet investment loss                                                  $  (3,176,505)
Realized gain on investment funds                                         1,723,898
Change in unrealized appreciation on investment funds                     9,148,607
                                                                      -------------
Net increase in partners' capital derived from investment activities      7,696,000
PARTNERS' CAPITAL TRANSACTIONS
Capital contributions                                                    70,739,164
Capital withdrawals                                                      (1,004,534)
                                                                      -------------
Net increase in partners' capital derived from capital transactions      69,734,630

Net increase in partners' capital                                        77,430,630
Partners' capital March 31, 2006                                        496,408,649
                                                                      -------------
Partners' capital September 30, 2006                                  $ 573,839,279
                                                                      =============

SEE ACCOMPANYING NOTES.

                        SEI Opportunity Master Fund, L.P.

                       Statement of Cash Flows (Unaudited)

                For the six month period ended September 30, 2006

CASH FLOWS FROM OPERATING ACTIVITIES
 Net increase in partners' capital from operations                          $   7,696,000
 Adjustments to reconcile net increase in partners' capital
  from operations to net cash used in operating activities:
    Purchases of investment funds                                            (103,680,000)
    Proceeds from sales of investments                                         34,032,075
    Net purchases of short-term investments                                      (473,453)
    Net realized gain on investment funds                                      (1,723,898)
    Net change in unrealized appreciation/depreciation on investment funds     (9,148,607)
    Decrease in receivable for investment funds sold                            3,112,203
    Decrease in investment funds paid for in advance                            2,000,000
    Increase in due from SEI Opportunity Fund, L.P.                               (67,322)
    Increase in due from SEI Offshore Opportunity Fund Ltd.                      (189,757)
    Increase in due from SEI Offshore Opportunity Fund, II Ltd.                  (480,000)
    Increase in other assets                                                     (102,003)
    Increase in taxes payable                                                     189,757
    Decrease in Advisory fees payable                                            (695,251)
    Decrease in administration fees payable                                       (63,756)
    Increase in other accrued expenses                                             40,903
                                                                            -------------
  Net cash used in operating activities                                       (69,553,109)

CASH FLOWS FROM FINANCING ACTIVITIES
   Capital contributions                                                       70,739,164
   Capital withdrawals                                                         (1,004,534)
   Net decrease in capital contributions received in advance                   (2,148,500)
                                                                            -------------
   Net cash provided by financing activities                                   67,586,130

   Net decrease in cash                                                        (1,966,979)

CASH
Beginning of period                                                             2,091,120
End of period                                                               $     124,141
                                                                            =============
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Interest paid                                                               $      34,601
                                                                            =============

SEE ACCOMPANYING NOTES.

                        SEI Opportunity Master Fund, L.P.

                    Notes to Financial Statements (Unaudited)

                               September 30, 2006

1. ORGANIZATION

SEI Opportunity Master Fund, L.P. (the "Partnership"), is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified management investment company. The Partnership was established as a limited liability company under the laws of the State of Delaware on May 13, 2003 and converted to a limited partnership under the laws of the State of Delaware on June 30, 2003. The Partnership is a master fund in a master/feeder structure into which its three shareholders, SEI Opportunity Fund, L.P. (the "Domestic Feeder") and SEI Offshore Opportunity Fund Ltd. (the "Offshore Feeder") and SEI Offshore Opportunity Fund II, Ltd. (the "Offshore II Feeder") (collectively, the "Feeders"), have invested substantially all of their assets. The master/feeder structure is designed to permit the pooling of assets of shareholders that have similar investment objectives, in an effort to achieve economies of scale and efficiencies in portfolio management, while preserving the separate identities of the shareholders. The Partnership shall have perpetual existence under the terms of the Limited Partnership Agreement dated June 30, 2003. The Partnership commenced operations on October 1, 2003.

The Partnership's investment objective is to achieve an attractive risk-adjusted return with moderate volatility and moderate directional market exposure over a full market cycle. The Partnership intends to pursue its investment objective by investing its assets in various private investment funds ("Investment Funds").

The Partnership's Board of Directors (the "Board") has overall responsibility to manage and control the business operations of the Partnership on behalf of its partners. A majority of the Board is and will be persons who are not "interested persons" (as defined in the 1940 Act) with respect to the Partnership.

The General Partner of the Partnership is SEI Funds, Inc., a Delaware corporation, which has no investment in the Partnership at September 30, 2006. SEI Investments Management Corporation (the "Adviser"), a Delaware corporation, registered investment adviser, and affiliate of the General Partner, serves as the investment adviser to the Partnership.

Generally, except as provided under applicable law or under the Agreement, a Limited Partner shall not be liable for the Partnership's debts, obligations and liabilities in any amount in excess of the capital account balance of such Limited Partner, plus such Limited Partner's share of undistributed profits and assets. Subject to applicable law, a Limited Partner may be obligated to return to the Partnership certain amounts distributed to the Limited Partner.

                        SEI Opportunity Master Fund, L.P.

              Notes to Financial Statements (continued) (Unaudited)

                               September 30, 2006

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Partnership:

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Management believes that the estimates utilized in preparing the Partnership's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

PORTFOLIO VALUATION

The net asset value of the Partnership is determined as of the close of business at the end of each month in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board. Investments in investment funds are presented in the accompanying financial statements at fair value. Fair value as of each month-end ordinarily will be the value determined as of such month-end for each investment fund in accordance with the Investment Fund's valuation policies, as described in each of their financial statements and offering memoranda, and reported at the time of the Partnership's valuation. Usually the fair value is an amount equal to the sum of the capital accounts in the Investment Funds determined in accordance with accounting principles generally accepted in the United States. Such valuations are net of management and performance incentive fees or allocations payable to the Investment Funds' managers pursuant to the Investment Funds' agreements. In the unlikely event that an Investment Fund does not report a month-end value to the Partnership on a timely basis, the Partnership would determine the fair value of such Investment Fund in accordance with fair value procedures established by the Partnership's Board of Directors. The Partnership's fair value procedures are implemented through a fair value committee designated by the Partnership's Board of Directors.

                        SEI Opportunity Master Fund, L.P.

              Notes to Financial Statements (continued) (Unaudited)

                               September 30, 2006

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

PORTFOLIO VALUATION (CONTINUED)

Considerable judgment is required to interpret the factors used to develop estimates of fair value. Accordingly, the estimates may not be indicative of the amounts the Partnership could realize and the differences could be material to the financial statements. The use of different factors or estimation methodologies could have a significant effect on the estimated fair value.

The investment classification by strategy reflected in the accompanying schedule of investments represents the General Partner's most meaningful presentation of the classification of the strategies of the Investment Funds.

FAIR VALUE OF FINANCIAL INSTRUMENTS

The fair value of the Partnership's assets and liabilities, which qualify as financial instruments under Statement of Financial Accounting Standards No. 107, DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS, approximates the carrying amounts presented on the Statement of Assets, Liabilities and Members' Capital. Management of the Partnership deems these estimates reasonable.

INCOME RECOGNITION AND SECURITY TRANSACTIONS

Interest income and expenses are recorded on an accrual basis. Realized gains and losses from investment transactions are calculated on the identified cost basis. Security transactions are recorded on the effective date of the subscription or withdrawal in the Investment Fund.

Distributions from Investment Funds will be classified as investment income or realized gains in the Statement of Operations, or alternatively, as a decrease to the cost of the investments, based on the U.S. income tax characteristics of the distribution, if such information is available. In cases where the tax characteristics of a distribution from an Investment Fund are not available, such distribution will be classified as investment income.

                        SEI Opportunity Master Fund, L.P.

              Notes to Financial Statements (continued) (Unaudited)

                               September 30, 2006

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

PARTNERSHIP EXPENSES

The Partnership bears all expenses incurred in its business. The expenses of the Partnership include, but are not limited to, the following: all costs and expenses related to investment transactions and positions for the Partnership's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Partnership's net asset value; costs of insurance; registration expenses; expenses of meetings of the Board and members; all costs with respect to communications to members; and other types of expenses as may be approved from time to time by the Board.

TAXATION

The Partnership intends to be treated as a partnership for Federal, state, and local income tax purposes. Each member is responsible for the tax liability or benefit relating to their distributive share of taxable income or loss. Accordingly, no provision for Federal, state, or local income taxes is reflected in the accompanying financial statements.

On September 30, 2006, the Partnership recorded a receivable from the SEI Opportunity Offshore Fund, Ltd. in the amount of $1,121,806 for the payment of a withholding tax liability on its behalf.

DISTRIBUTION POLICY

The Partnership has no present intention of making periodic distributions of its net investment income or capital gains, if any, to members. The amount and frequency of distributions, if any, will be determined in the sole discretion of the Board.

CASH

Cash consists of cash amounts deposited with the Partnership's custodian at September 30, 2006.

                        SEI Opportunity Master Fund, L.P.

              Notes to Financial Statements (continued) (Unaudited)

                               September 30, 2006

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

CAPITAL ACCOUNTS

Net profits or net losses of the Partnership for each fiscal period will be allocated to the capital accounts of members as of the last day of each fiscal period in accordance with members' respective investment percentages of the Partnership. Net profits or net losses will be measured as the net change in the value of the net assets of the Partnership during a fiscal period, before giving effect to any repurchases of interest in the Partnership, and excluding the amount of any items to be allocated to the capital accounts of the members of the Partnership, other than in accordance with the members' respective investment percentages.

INVESTMENTS IN INVESTMENT FUNDS

As of September 30, 2006, the Partnership invested solely in Investment Funds, none of which are affiliates of the Partnership or Adviser. The management agreements for these Investment Funds provide for compensation to managers in the form of management fees ranging from 0.50% to 3.00% per year of total net assets of the Investment Fund. The management agreements also provide for performance incentive fees or allocations to the managers of up to 30% of the Investment Funds' net profits.

The investments in Investment Funds are subject to the terms of the respective offering documents. Income is net of the Partnership's proportionate share of fees and expenses incurred or charged by the Investment Funds, including all the related management and performance fees, if any.

                        SEI Opportunity Master Fund, L.P.

              Notes to Financial Statements (continued) (Unaudited)

                               September 30, 2006

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INVESTMENT FUNDS PAID FOR IN ADVANCE

Investment Funds paid for in advance represents contributions which have been sent to Investment Funds prior to year end. Such investments represent add-on investments, which have not been formally accepted by the underlying Investment Funds as of year end. Such contributions are included as Investment Funds paid for in advance on the Statement of Financial Condition. These investments were all subsequently accepted as follows:

Alydar Transition Capital Fund, LP                                   $ 2,000,000
GoldenTree Capital Solutions Fund, LP                                  8,000,000
GPS Income Fund, LP                                                   10,000,000
Highland Crusader Fund, LP                                             3,000,000
Liberty View Leverage Plus Fund, Ltd.                                  2,500,000
Nayan Capital Fund Limited                                             2,000,000
Vicis Capital                                                          2,500,000
                                                                     -----------
                                                                     $30,000,000
                                                                     ===========

3. ADVISORY FEE, RELATED PARTY TRANSACTIONS AND OTHER

The Partnership pays the Adviser a fixed advisory fee (the "Advisory Fee"), payable quarterly in arrears on the last business day of each quarter, equal to 1.00% (on an annualized basis) of the Partnership's net asset value at the end of such quarter before giving effect to any repurchases of Partnership interests. The Advisory Fee reduces the net asset value of the Partnership as of the end of the period in which it is payable and after the calculation of the Advisory Fee. The Adviser charges a pro rata portion of the Advisory Fee in respect of contributions to the Partnership or repurchases by the Partnership that take place during a given calendar quarter. The Partnership incurred $2,812,018 in advisory fees during the six month period ended September 30, 2006.

The Adviser is responsible for the day-to-day investment management of all of the Partnership's assets, under the supervision of the Board of Directors of the Partnership.

                        SEI Opportunity Master Fund, L.P.

              Notes to Financial Statements (continued) (Unaudited)

                               September 30, 2006

3. ADVISORY FEE, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

SEI Investments Global Funds Services serves as the Partnership's administrator (the "Administrator"). Under an agreement with the Administrator, the
Partnership pays the Administrator a fee equal to 0.09% (on an annualized basis), of the Partnership's net asset value which accrued and paid monthly based on month-end net assets, and reimburses the Administrator for certain out-of-pocket expenses. The Administrator performs administrative services necessary for the operation of the Partnership, including maintaining certain books and records of the Partnership and preparing reports and other documents required by Federal, state and other applicable laws and regulations, and provides the Partnership with administrative office facilities. The Partnership incurred $252,112 in administration fees during the six month period ended September 30, 2006.

SEI Private Trust Company acts as custodian (the "Custodian") for the Partnership's assets pursuant to a Custodian Services Agreement between the Partnership and the Custodian. The Partnership pays the Custodian a monthly fee computed at an annualized rate of 0.01% of the Partnership's net asset value. The Partnership incurred $28,012 in custodian fees during the six month period ended September 30, 2006.

SEI Investments Distribution Co. (the "Distributor") serves as the Partnership's distributor pursuant to a Distribution Agreement with the Partnership. The
Distributor has not been compensated by the Partnership for its services rendered under the Distribution Agreement during the six month period ended September 30, 2006.

4. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Investment Funds in which the Partnership invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. The Partnership's risk of loss in these Investment Funds is limited to the value of these investments reported by the Partnership.

5. CONCENTRATION OF RISK

The Partnership invests primarily in Investment Funds that are not registered under the 1940 Act and invest in and actively trade securities and a variety of financial instruments using different strategies and investment techniques that may involve significant credit, market and liquidity risks. These Investment Funds may invest a high percentage of their assets which may create concentrations in specific issuers, industries and sectors of the market in order to achieve a potentially greater investment return.

                        SEI Opportunity Master Fund, L.P.

              Notes to Financial Statements (continued) (Unaudited)

                               September 30, 2006

5. CONCENTRATION OF RISK (CONTINUED)

As a result, the Investment Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility of the Investment Funds' net asset value. Various risks are also associated with an investment in the Partnership, including risks relating to compensation arrangements and the limited liquidity of interests.

6. INDEMNIFICATION RISK

In the normal course of business, the Partnership enters into contracts that provide general indemnifications. The Partnership's maximum exposure under these agreements is dependent on future claims that may be made against the Partnership and, therefore, cannot be established; however, management believes the risk of loss from such claims is considered remote.

7. INVESTMENT TRANSACTIONS

For the six month period ended September 30, 2006, purchases and sales of investments (excluding short-term securities) were $103,680,000 and $34,032,075, respectively. Purchases of $103,680,000 include $32,000,000 of investments paid for in advance as of March 31, 2006.

8. CAPITAL

Generally, contributions to the Partnership are made as of the first business day of any month and withdrawals from the Partnership are as of the end of any calendar quarter. Additionally, a member withdrawing must notify the Adviser, sixty-five days prior to quarter end, with a written notice of intent to withdraw.

Capital contributions received in advance are comprised of cash received prior to September 30, 2006, for which member interests of the Partnership were issued on October 1, 2006. Capital contributions received in advance do not participate in the earnings of the Partnership until the related member interests are issued.

9. FINANCIAL HIGHLIGHTS

The following represents the ratios to average net assets and other supplemental information for the periods indicated:

                        SEI Opportunity Master Fund, L.P.

              Notes to Financial Statements (continued) (Unaudited)

                               September 30, 2006

9. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                         FOR THE PERIOD
                                           FOR THE SIX MONTH                                            OCTOBER 1, 2003
                                             PERIOD ENDED             FOR THE            FOR THE        (COMMENCEMENT OF
                                          SEPTEMBER 30, 2006          YEAR ENDED        YEAR ENDED     OPERATIONS) THROUGH
                                              (UNAUDITED)           MARCH 31, 2006    MARCH 31, 2005      MARCH 31,2004
                                              -----------           --------------    --------------      -------------
TOTAL RETURN (1)
Total return                                             1.46%                9.43%             4.94%                 4.99%(4)
                                          ===================       ==============    ==============    ==================
     Net assets, end of period (000's)    $           573,839       $      496,409    $      167,642    $           27,214
                                          ===================       ==============    ==============    ==================
RATIOS TO AVERAGE NET ASSETS

Net investment loss ratio:
     Net investment loss, before waivers                (1.16)%(3)           (1.17)%           (1.31)%               (2.58)%(3)(4)
                                          ===================       ==============    ==============    ==================
     Net investment loss, net of waivers                (1.16)%(3)           (1.17)%           (1.27)%               (0.59)%(3)(4)
                                          ===================       ==============    ==============    ==================

Expense ratio:
     Operating expenses,
     before waivers (2)                                  1.22%(3)             1.25%             1.40%                 3.26%(3)(4)
                                          ===================       ==============    ==============    ==================
     Operating expenses,
     net of waivers (2)                                  1.22%(3)             1.25%             1.36%                 1.27%(3)(4)(6)
                                          ===================       ==============    ==============    ==================
Portfolio turnover rate                                  6.27%(5)            50.19%             8.08%                 5.69%(5)
                                          ===================       ==============    ==============    ==================

(1) Total return is calculated for all the limited interest members taken as a whole. An individual limited interest member's return may vary from these returns based on the timing of capital transactions.

(2) Does not include expenses of the Investment Funds in which the Partnership invests. The expense ratio (expense and incentive fee ratio) is calculated for the limited interest members taken as a whole. The computation of such ratios based on the amount of expenses assessed to an individual limited interest member's capital may vary from these ratios based on the timing of capital transactions.

(3)   Annualized.

(4)   Excludes organizational fees.

(5)   Not annualized.

(6) Prior to August 4, 2004, the Adviser was waiving normal or recurring fees to the extent necessary so that the 1.15% limit was not exceeded.

                        SEI Opportunity Master Fund, L.P.

              Notes to Financial Statements (continued) (Unaudited)

                               September 30, 2006

10. TENDER OFFER

On September 29, 2006, the Partnership offered to purchase for cash an amount of Limited Partners' Interests or portions of Limited Partners' Interests up to $75,000,000 at a price equal to the net asset value of the Partnership at December 31, 2006. The tender offer period expired on November 3, 2006. The Partnership received tender requests totaling approximately $500,000.

11. LINE OF CREDIT

On January 3, 2006, the Partnership entered into an agreement (the "Agreement") with the JP Morgan Chase Bank, National Association to provide a short-term line of credit. The Agreement allows the Partnership to borrow up to $50,000,000, which is reduced to $25,000,000 effective February 1, 2006 with a stated maturity of January 3, 2007 at a rate of prime plus 0.75%. Additionally, the Partnership will pay a commitment fee of 0.25% per annum on the daily amount of the commitment, whether used or unused. The Partnership has an option to renew the agreement annually. The Partnership intends to use this line of credit to provide liquidity and not as a mechanism for leverage. Borrowings are secured by the Investment Fund investments of the Partnership. There were no borrowings under the line of credit during the six months ended September 30, 2006.

The line of credit subjects the Partnership to various financial covenants. Management has determined that the Partnership is in compliance with the financial covenants at and for the six month period ended September 30, 2006.

12. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes". This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date. As of September 30, 2006, the Partnership has not evaluated the impact that will result if any, from adopting FIN 48.

                        SEI Opportunity Master Fund, L.P.

              Notes to Financial Statements (continued) (Unaudited)

                               September 30, 2006

12. NEW ACCOUNTING PRONOUNCEMENTS (CONTINUED)

In September  2006,  the  Financial  Accounting  Standards  Board (FASB)  issued
Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of September 30, 2006, the Partnership does not believe the adoption of SFAS No. 157 will impact the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported in the financial statements for a fiscal period.

13. SUBSEQUENT EVENT

From October 1, 2006 to November 21, 2006, the Partnership received capital contributions from members in the amount of $35,079,505, which includes $30,421,500 of contributions received in advance.

                        SEI Opportunity Master Fund, L.P.

             Approval of the Agreements with the Adviser (Unaudited)

                               September 30, 2006

Each of the SEI Opportunity Fund, L.P. and SEI Opportunity Master Fund, L.P. (collectively, the "Funds") has entered into an investment advisory agreement with SEI Investments Management Corporation ("SIMC" or the "Adviser") (collectively, the "Advisory Agreement"). Pursuant to the Advisory Agreement, SIMC is responsible for the day-to-day investment management of the Fund's and the Master Fund's assets.

The Investment Company Act of 1940, as amended (the "1940 Act") requires that the initial approval of, as well as the continuation of, a Fund's Advisory Agreement must be specifically approved by: (i) the vote of the Board or by a vote of the shareholders of the Fund; and (ii) the vote of a majority of the directors who are not parties to the Advisory Agreement or "interested persons" (as defined under the 1940 Act) of any party to the Advisory Agreement (the "Independent Directors"), cast in person at a meeting called for the purpose of voting on such approval. In connection with their consideration of such approvals, the Board must request and evaluate, and SIMC is required to furnish, such information as may be reasonably necessary to evaluate the terms of the Advisory Agreement. In addition, the Securities and Exchange Commission ("SEC") takes the position that, as part of their fiduciary duties with respect to a fund's fees, fund boards are required to evaluate the material factors applicable to a decision to approve an Advisory Agreement.

Consistent with the responsibilities referenced above, the Board called and held a meeting on September 19, 2006 to consider whether to renew the Advisory Agreement. In preparation for the meeting, the Board provided SIMC with a written request for information and received and reviewed extensive written materials in response to that request, including information as to the performance of the Funds versus benchmarks, the levels of fees for various categories of services provided by SIMC and its affiliates and the overall expense ratio of the Funds, comparisons of such fees and expenses with such fees and expenses incurred by other funds, the costs to SIMC and its affiliates of providing such services, including a profitability analysis, SIMC's compliance program, and various other matters. The information provided in connection with the Board meeting was in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to the Funds' operations and the Funds' performance. The Directors also received a memorandum from Fund counsel regarding the responsibilities of directors in connection with their consideration of an investment advisory agreement. In addition, prior to the meeting, the Independent Directors received advice from Fund counsel regarding the contents of the Adviser's written materials. After such meeting, Fund counsel, on behalf of the Independent Directors, requested the Adviser to provide additional written materials to the Independent Directors.

                        SEI Opportunity Master Fund, L.P.

       Approval of the Agreements with the Adviser (continued) (Unaudited)

                               September 30, 2006

As noted above, the Board requested and received written materials from SIMC. Specifically, this requested information and written response included: (a) the quality of SIMC's investment management and other services; (b) SIMC's investment management personnel; (c) SIMC's operations and financial condition;
(d) SIMC's investment strategies; (e) the level of the advisory fees that SIMC charge the Funds compared with the advisory fees charged to comparable funds;
(f) each Fund's overall fees and operating expenses compared with similar funds;
(g) the level of SIMC's profitability from its Fund-related operations; (h) SIMC's compliance systems; (i) SIMC's policies on and compliance procedures for personal securities transactions; (j) SIMC's reputation, expertise and resources in domestic and/or international financial markets; and (k) the Master Fund's performance compared with benchmark indices.

At the September 19, 2006 meeting, the Independent Directors met in executive session, outside the presence of Fund management, and the full Board of Directors met in executive session to consider and evaluate a variety of factors relating to the approval of the Advisory Agreement. The Independent Directors also participated in question and answer sessions with representatives of the Adviser. At the conclusion of the Board's deliberations, the Board and the Independent Directors unanimously approved the renewal of the Advisory Agreement for an additional one-year period. The approval was based on the Independent Directors and the Board's consideration and evaluation of a variety of specific factors discussed at the Board meetings, including:

      o the nature, extent and quality of the services provided to the Funds under the Advisory Agreement, including the resources of SIMC and its affiliates dedicated to the Funds;

      o the Master Fund's investment performance and how it compared to that of appropriate benchmarks;

      o each Fund's expenses under the Advisory Agreement and how those expenses compared to those of other comparable funds;

      o the profitability of SIMC and its affiliates with respect to each Fund, including both direct and indirect benefits accruing to SIMC and its affiliates; and

      o the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Advisory Agreement reflect those economies of scale for the benefit of Fund investors.

                        SEI Opportunity Master Fund, L.P.

       Approval of the Agreements with the Adviser (continued) (Unaudited)

                               September 30, 2006

NATURE, EXTENT AND QUALITY OF SERVICES. The Board considered the nature, extent and quality of the services provided by SIMC to the Funds and the resources of SIMC and its affiliates dedicated to the Funds. In this regard, the Independent Directors evaluated, among other things, SIMC's personnel, experience, and track record. The Independent Directors also considered SIMC's compliance policies and procedures, as well as administrative services (where applicable). Following this evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC to the Funds and the resources of SIMC and its affiliates dedicated to the Funds supported renewal of the Advisory Agreement.

FUND PERFORMANCE. The Board considered the Master Fund's performance in determining whether to renew the Advisory Agreement. Specifically, the Directors considered the Master Fund's performance relative to appropriate indices/benchmarks, in light of total return, yield and market trends. In evaluating performance, the Independent Directors considered both market risk and shareholder risk expectations for the Funds. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Master Fund supported renewal of the Advisory Agreement.

FUND EXPENSES. With respect to fees payable under the Advisory Agreement, as well as each Fund's overall operating expenses, the Board considered the rate of compensation under the Advisory Agreement and each Fund's net operating expense ratio in comparison to those of other comparable funds. Finally, the Independent Directors considered the effects of SIMC's voluntary agreement to waive its management fees and, if required, bear certain other expenses of the Funds in order to prevent total Fund operating expenses from exceeding a specified level. In addition, the Independent Directors also considered that SIMC has maintained the Funds' net operating expenses at competitive levels within their respective distribution channels. Following evaluation by the Independent Directors, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported renewal of the Advisory Agreement.

PROFITABILITY. With regard to profitability, the Board considered all forms and levels of compensation received by SIMC and its affiliates, irrespective of whether such compensation was received directly or indirectly. The Board also considered whether the various levels of compensation and profitability under the Advisory Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to the Funds by SIMC and its affiliates. Based on this evaluation, the Board

                        SEI Opportunity Master Fund, L.P.

       Approval of the Agreements with the Adviser (continued) (Unaudited)

                               September 30, 2006

concluded that, within the context of its full deliberations, the profitability of SIMC is reasonable and supported renewal of the Advisory Agreement.

ECONOMIES OF SCALE. The Board considered the existence of any economies of scale for the Funds and, if so, whether SIMC passed such savings to the Funds' shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the Funds obtain reasonable benefit from economies of scale.

Based on the Independent Directors deliberation and their evaluation of the information described above, the Board and the Independent Directors each unanimously approved the continuation of the Advisory Agreement and concluded that the compensation under the Advisory Agreement is fair and reasonable in light of such services and expenses and such other matters as the Independent Directors and the Board considered to be relevant in the exercise of their reasonable judgment. In the course of their deliberations, the Board, including the Independent Directors, considered all of the factors above and did not identify any one particular factor or specific piece of information that determined whether to approve or renew the Advisory Agreement.

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.    SCHEDULE OF INVESTMENTS.

Included in Item 1

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The registrant has delegated proxy voting responsibilities to SIMC, its investment adviser, subject to the Board's general oversight. In delegating proxy voting responsibilities, the registrant has directed that proxies be voted consistent with the registrant's best economic interests. SIMC has adopted its own proxy voting policies and guidelines for this purpose (collectively referred to as the "Proxy Voting Procedures"). The Proxy Voting Procedures address, among other things, conflicts of interest that may arise between the interests of the registrant, and the interests of SIMC and its affiliates.



                     SEI INVESTMENTS MANAGEMENT CORPORATION

                             PROXY VOTING PROCEDURES


SEI Investments Management Corporation ("SIMC") serves as investment adviser to multiple clients, including investment companies, institutions and individual investors. As investment adviser, SIMC has an obligation to vote proxies with respect to securities held in client portfolios in the best economic interests of SIMC's clients for which it has proxy voting authority. The following Procedures are intended to ensure that proxies are voted in the best interests of clients.

A.         ESTABLISHMENT OF PROXY VOTING COMMITTEE

           1. SIMC shall establish a Proxy Voting Committee (the "Committee"), comprised of representatives of SIMC's Investment Management Unit and Legal and/or Compliance personnel. Currently, the members of the Committee are as follows:

                 Michael Hogan
                 Gregory Stahl

                 John Diederich
                 Kevin McNamera
                 Noreen Park
                 Michael Brophy

           2. The membership of the Committee may be changed at any time upon approval of the existing members of the Committee or by the President of SIMC.

           3. The Committee shall meet as necessary to perform any of the activities set forth below.

           4. Any action requiring approval of the Committee shall be deemed approved upon an affirmative vote by a majority of the Committee present or represented.

           5. The Committee shall consult with counsel or other experts as it deems appropriate to carry out its responsibilities.

B.         APPROVAL OF PROXY VOTING GUIDELINES

           1. The Committee shall approve Guidelines that set forth the manner in which SIMC shall vote, or the manner in which SIMC shall determine how to vote, with respect to various matters that may come up for shareholder vote with respect to securities held in client accounts and for which SIMC has proxy voting responsibility.

           2. In the event that any employee of SIMC recommends a change to SIMC's Guidelines, the Committee shall meet to consider the proposed change and consider all relevant factors. If approved by the Committee, the change shall be accepted, and the Guidelines revised accordingly.

           3. For accounts that engage in securities lending, SIMC believes that the additional income derived by clients from such activities generally outweighs the potential economic benefit of recalling securities for the purpose of voting. Therefore, SIMC generally will not recall securities on loan for the sole purpose of voting proxies.

C.         CONFLICTS OF INTEREST

           1. SIMC has elected to retain a third party proxy voting service (the "Service") to vote proxies with respect to accounts for which SIMC serves as investment adviser (and retains proxy voting authority). The Service shall vote proxies in accordance with the Guidelines approved by the Committee. SIMC reasonably believes that the Service's implementation of the Guidelines will result in proxies being voted in the best economic interests of clients. So long as the Service votes proxies in accordance with the Guidelines, SIMC believes that there is an appropriate presumption that the manner in which SIMC voted was not influenced by, and did not result from, a conflict of interest.

           2. The Service makes available to SIMC, prior to voting on a proxy, its recommendation on how to vote with respect to such proxy in light of SIMC's Guidelines. SIMC retains the authority to overrule the Service's recommendation, and instruct the Service to vote in a manner at variance with the Service's recommendation. The exercise of such right could implicate a conflict of interest. As a result, SIMC may not overrule the Service's recommendation with respect to a proxy unless the following steps are taken:

               a. The Proxy Voting Committee shall meet to consider the proposal to overrule the Service's recommendation.

               b. The Proxy Voting Committee must determine whether SIMC has a conflict of interest with respect to the issuer that is the subject of the proxy. The Committee will use the following standards to identify issuers with which it may have a conflict of interest.

                   1. SIGNIFICANT BUSINESS RELATIONSHIPS - The Committee will determine whether SIMC or its affiliates may have a significant business relationship with the issuer, such as, for example, where SIMC (or an affiliate) manages a pension plan, administers employee benefit plans, or provide brokerage, underwriting, insurance, or banking services to the issue. For this purpose, a "significant business relationship" is one that: (1) represents 1% or $1,000,000 of SIMC's or an affiliate's revenues for the most recent fiscal year, whichever is less, or is reasonably expected to represent this amount for the current fiscal year; or (2) may not directly involve revenue to SIMC or its affiliates but is otherwise determined by the Committee to be significant to SIMC or its affiliates, such as, for example, the following:

                       o SIMC or its affiliates lease significant office space from the company or have some other real estate-related relationship with the issuer;

                       o SIMC or an affiliate otherwise has a significant relationship with the company such that it might create an incentive for SIMC to vote in favor of management.

                   2. SIGNIFICANT PERSONAL/FAMILY RELATIONSHIPS - The Committee will determine whether any employees who are involved in the proxy voting process may have a significant personal/family relationship with the issuer. For this purpose, a "significant personal/family relationship" is one that would be reasonably likely to influence how SIMC votes proxies. To identify any such relationships, the Committee shall obtain information about any significant personal/family relationship between any employee of SIMC who is involved in the proxy voting process (e.g., IMU analysts, members of the Committee, senior management, as applicable) and senior employees of issuers for which SIMC may vote proxies.

                   3. DUTIES OF THE PROXY COMMITTEE - The Committee has a duty to make reasonable investigation of information relating to conflicts of interest. For purposes of identifying conflicts, the Committee shall rely on publicly available information about SIMC and its affiliates, information about SIMC and its affiliates that is generally known by employees of SIMC,(1) and other information actually known by a member of the Committee. Absent actual knowledge, the Committee is not required to investigate possible conflicts involving SIMC where the information is (i) non-public, (ii) subject to information blocking procedures, or (iii) otherwise not readily available to the Committee. In connection with the consideration of any proxy voting matters under this policy, each member of the Committee has a duty to disclose to the Committee any material conflicts of interest of which the member has actual knowledge but which have not been identified by the Committee pursuant to these Procedures, and, if appropriate, recuse himself/herself from the matter at issue.

               c. If SIMC determines that it has a conflict of interest, the Committee shall determine whether the conflict is "material" to any specific proposal included within the proxy. If not, then SIMC can vote the proxy as determined by the Committee. The Committee shall determine whether a proposal is material as follows:


---------------------------------------
(1) The procedures provide that the Committee should be aware of information about SIMC or its affiliates that is generally known by employees of SIMC, but it does not extend this knowledge to information about SIMC's affiliates that is generally known by employees of SIMC's affiliates (unless such information also is generally known by SIMC's employees).

                   1. ROUTINE PROXY PROPOSALS - Proxy proposals that are "routine"shall be presumed not to involve a material conflict of interest for SIMC, unless the Committee has actual knowledge that a routine proposal should be treated as material. For this purpose, "routine" proposals would typically include matters such as the selection of an accountant, uncontested election of directors, meeting formalities, and approval of an annual report/financial statements. (2)

                   2. NON-ROUTINE PROXY PROPOSALS - Proxy proposals that are "non-routine" shall be presumed to involve a material conflict of interest for SIMC, unless the Committee determines that SIMC's conflict is unrelated to the proposal in question (see 3. below). For this purpose, "non-routine" proposals would typically include any contested matter, including a contested election of directors, a merger or sale of substantial assets, a change in the articles of incorporation that materially affects the rights of shareholders, and compensation matters for management (e.g., stock option plans, retirement plans, profit sharing or other special remuneration plans).

                   3. DETERMINING THAT A NON-ROUTINE PROPOSAL IS NOT MATERIAL - As discussed above, although non-routine proposals are presumed to involve a material conflict of interest, the Committee may determine on a case-by-case basis that particular non-routine proposals do not involve a material conflict of interest. To make this determination, the Committee must conclude that a proposal is not directly related to SIMC's conflict with the issuer or that it otherwise would not be considered important by a reasonable investor. The Committee shall record in writing the basis for any such determination.

               d. For any proposal where the Committee determines that SIMC has a material conflict of interest, SIMC may vote a proxy regarding that proposal in any of the following manners:

                   1. OBTAIN CLIENT CONSENT OR DIRECTION - If the Committee approves the proposal to overrule the recommendation of the Service, SIMC shall fully disclose to each client holding the security at issue the nature of the conflict, and obtain the client's consent to how SIMC will vote on the proposal (or otherwise obtain instructions from the client as to how the proxy on the proposal should be voted).

                  2. USE RECOMMENDATION OF THE SERVICE - Vote in accordance with the Service's recommendation.

               e. For any proposal where the Committee determines that SIMC does not have a material conflict of interest, the Committee may overrule the Service's recommendation if the Committee reasonably determines that doing so is in the best interests of SIMC's clients. If the Committee decides to overrule the Service's recommendation, the Committee shall maintain a written record setting forth the basis of the Committee's decision.


                     SEI INVESTMENTS MANAGEMENT CORPORATION

                             PROXY VOTING GUIDELINES

A.         The Board of Directors

           1.      VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS


---------------------------------------
(2) For guidance on defining "routine" and "non-routine" matters, SIMC shall use the standards set forth in NYSE Rule 452 and Special Instruction 12b.viii. of Form 13F.

                   Votes on director nominees are made on a case-by-case basis. For uncontested elections, SIMC will generally vote for the nominees, although the vote may be withheld for some or all of the nominees if an analysis of the factors discussed below indicates the Board or nominee has not served the economic long-term interests of the shareholders. The factors to consider include:

                   o   the company's long-term financial performance;
                   o independence of the full board and key board committees (full independent audit, nominating and compensation committees);
                   o   diversity of the board;
                   o nominees' attendance records (generally votes should be withheld from directors who have attended less than 75 percent of meetings without valid reason);
                   o   directors serving on an excessive number of other boards;
                   o Chapter 7 bankruptcy, SEC violations, and criminal offenses;
                   o   interlocking directorships;
                   o executive compensation: history of approving excessive compensation or repricing underwater stock options;
                   o no action taken by the board in response to majority votes on shareholder proposals.

           2.      VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS

                   Contested elections of directors frequently occur when a board candidate or slate runs for the purpose of seeking a significant change in corporate policy or control. Competing slates will be evaluated based upon the personal qualifications of the candidates, the economic impact of the policies that they advance, and their expressed and demonstrated commitment to the interests of all shareholders.

                   Votes in a contested election of directors are evaluated on a case-by-case basis, considering the following factors:

                   o consideration of the factors discussed above for uncontested elections;
                   o   management's track record;
                   o   background to the proxy contest;
                   o   qualifications of director nominees (both slates);
                   o evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met;
                   o   stock ownership positions; and
                   o   impact on stakeholders.

           3.      CHAIRMAN AND CEO IS THE SAME PERSON

                   Generally vote for shareholder proposals that would require the positions of chairman and CEO to be held by different persons. However, in certain circumstances, such as a small-cap company with a limited group of leaders, it may be appropriate for these positions to be combined for some period of time.

           4.      MAJORITY OF INDEPENDENT DIRECTORS

                   o Generally, vote for proposals seeking to require that the board be comprised of a majority of independent directors.

                   o Vote for proposals that request that all, or a majority of, the audit, compensation and/or nominating committees be independent directors.

           5.      STOCK OWNERSHIP REQUIREMENTS

                   o Vote against shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director, or to remain on the board.

           6.      BOARD STRUCTURE

                   o   Vote against proposals to classify the board.

                   o Vote for proposals to repeal classified boards and elect all directors annually.

           7.      TERM OF OFFICE

                   Generally vote against shareholder proposals to limit the tenure of outside directors.

           8.      CUMULATIVE VOTING

                   o   Generally vote for proposals to permit cumulative voting.

                   o   Vote against proposals to eliminate cumulative voting.

           9.      DIRECTOR AND OFFICER INDEMNIFICATION AND LIABILITY PROTECTION

                   o Vote against proposals to limit or eliminate entirely director and officer liability for (i) a breach of the duty of loyalty, (ii) acts or omissions not in good faith or involving intentional misconduct or knowing violations of the law, (iii) acts involving the unlawful purchases or redemptions of stock, (iv) the payment of unlawful dividends, or (v) the receipt of improper personal benefits.

                   o Vote against proposals to reduce or eliminate directors' personal liability when litigation is pending against current board members.

                   o For other types of proposals seeking to eliminate or limit the personal liability of directors to the company and its shareholders for monetary damages, whether to vote for such proposal will be determined on a case-by-case basis. Generally, SIMC may vote for these proposals when the company persuasively argues that such action is necessary to attract and retain qualified directors.

           10.     INDEMNIFICATION

                   SIMC may support these proposals when the company persuasively argues that such action is necessary to attract and retain qualified directors, but will generally oppose indemnification when it is being proposed to insulate directors from actions they have already taken.

                   o Vote against indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligations than mere carelessness.

                   o Vote for proposals that provide such expanded coverage in cases when a director's or officer's legal defense was unsuccessful only if: (1) the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and
                       (2) only the director's legal expenses would be covered.

B.         Changes in Control

           1.      POISON PILLS

                   Shareholder rights plans, typically known as poison pills, take the form of rights or warrants issued to shareholders and are triggered when a potential acquiring stockholder reaches a certain threshold of ownership. Poison pills insulate management from the threat of a change in control and provide the target board with veto power over takeover bids.

                   o Vote for shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

                   o Review on a case-by-case basis management proposals to ratify a poison pill or shareholder proposals to redeem a company's poison pill, taking into consideration the impact of acquisition attempts that may be detrimental to the long-term economic best interests of shareholders.

           2.      GREENMAIL

                   Greenmail payments are targeted share repurchases by management of company stock from individuals or groups seeking control of the company. The hostile party usually receives a substantial premium over the market value of shares.

                   o Vote for proposals to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company's ability to make greenmail payments.

                   o Review on a case-by-case basis anti-greenmail proposals when they are bundled with other charter or bylaw amendments.

           3.      SHAREHOLDER ABILITY TO REMOVE DIRECTORS

                   o Vote against proposals that provide that directors may be removed only for cause.

                   o Vote for proposals to restore shareholder ability to remove directors with or without cause.

                   o Vote against proposals that provide that only continuing directors may elect replacements to fill board vacancies.

                   o Vote for proposals that permit shareholders to elect directors to fill board vacancies.

           4.      SHAREHOLDER ABILITY TO ALTER THE SIZE OF THE BOARD

                   o Vote for proposals that seek to fix the size of the board.

                   o Vote against proposals that give management the ability to alter the size of the board without shareholder approval.

                   o Vote for management proposals to change the number of directors provided a satisfactory explanation for the change is given.

C.         MERGERS AND CORPORATE RESTRUCTURINGS

           1.      MERGERS AND ACQUISITIONS

                   Votes on mergers and acquisitions are considered on a case-by-case basis, taking into account at least the following:

                   o   anticipated financial and operating benefits;
                   o   offer price (cost vs. premium);
                   o   prospects of the combined companies;
                   o   how the deal was negotiated;
                   o changes in corporate governance and their impact on shareholder rights;
                   o   impact on community stakeholders and workforce.

           2.      FAIR PRICE PROVISIONS

                   Fair price provisions were designed to defend against a two-tiered, front-end loaded tender offer. In such a hostile takeover, the bidder offers cash for enough shares to gain control of the target. At the same time, the acquirer states that once control has been obtained, the target's remaining shares will be purchased with cash, cash and securities or only securities. Since the payment offered for the remaining stock is, by design less valuable than the original offer for the controlling shares, shareholders are forced to sell out early to maximize their value. Standard fair price provisions require that, absent board or shareholder approval of the acquisition, the bidder must pay the remaining shareholders the same price for their shares that brought control.

                   o Vote for fair price proposals, as long as the shareholder vote requirement embedded in the provision is no more than a majority of disinterested shares.

                   o Vote for shareholder proposals to lower the shareholder vote requirement in existing fair price provisions.

           3.      CORPORATE RESTRUCTURING

                   Votes on corporate restructuring proposals, including minority squeeze outs, leveraged buyouts, spin-offs, liquidations, and asset sales are considered on a case-by-case basis.

           4.      APPRAISAL RIGHTS

                   Vote for proposals to restore, or provide shareholders with, rights of appraisal.

           5.      SPIN-OFFS

                   Votes on spin-offs are considered on a case-by-case basis depending on the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives.

           6.      ASSET SALES

                   Votes on asset sales are made on a case-by-case basis after considering the impact on the balance sheet/working capital, value received for the asset, and potential elimination of diseconomies.

           7.      LIQUIDATIONS

                   Votes on liquidations are made on a case-by-case basis after reviewing management's efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

           8.      CHANGING CORPORATE NAME

                   Vote for changing the corporate name if proposed or supported by management.

D.         SHAREHOLDER RIGHTS

           1.      CONFIDENTIAL VOTING

                   o Vote for shareholder proposals that request corporations to adopt confidential voting, use independent tabulators and use independent inspectors of election, as long as the proposal provides that in the case of a contested election, management is permitted to request that the dissident group honor its confidential voting policy, and that if the dissidents do not agree, the confidential voting policy is waived.

                   o Vote for management proposals to adopt confidential voting.

           2.      SHAREHOLDER ABILITY TO CALL SPECIAL MEETINGS

                   o Vote against proposals to restrict or prohibit shareholder ability to call special meetings.

                   o Vote for proposals that remove restrictions on the right of shareholders to act independently of management.

           3.      SHAREHOLDER ABILITY TO ACT BY WRITTEN CONSENT

                   o Vote against proposals to restrict or prohibit shareholder ability to take action by written consent.

                   o Vote for proposals to allow or make easier shareholder action by written consent.

           4.      EQUAL ACCESS

                   Vote for shareholder proposals that would allow significant company shareholders equal access to management's proxy material in order to evaluate and propose voting recommendations on proxy proposals and director nominees, and in order to nominate their own candidates to the board.

           5.      UNEQUAL VOTING RIGHTS

                   o   Vote against dual class exchange offers.

                   o   Vote against dual class recapitalizations.

           6. SUPERMAJORITY SHAREHOLDER VOTE REQUIREMENT TO AMEND THE CHARTER OR BYLAWS

                   o Vote against management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.

                   o Vote for shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments.

           7.      SUPERMAJORITY SHAREHOLDER VOTE REQUIREMENT TO APPROVE MERGERS

                   o Vote against management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations.

                   o Vote for shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.

           8.      REIMBURSE PROXY SOLICITATION EXPENSES

                   Decisions to provide full reimbursement for dissidents waging a proxy contest are made on a case-by-case basis.

E.         CAPITAL STRUCTURE

           1.      COMMON STOCK AUTHORIZATION

                   o Review on a case-by-case basis proposals to increase the number of shares of common stock authorized for issue.

                   o Generally vote for management proposals requesting shareholder approval to increase authorized common stock when management provides persuasive justification for the increase. Evaluate the amount of additional stock requested in comparison to the requests of the company's peers as well as the company's articulated reason for the increase.

                   o Vote for increases in authorized common stock to fund stock splits that are in shareholders' interests.

                   o Evaluate on a case-by-case basis proposals where the company intends to use the additional stock to implement a poison pill or other takeover defense.

                   o Vote against proposed common stock authorizations that increase the existing authorization by more than 50 percent unless a clear need for the excess shares is presented by the company.

           2.      REVERSE STOCK SPLITS

                   Generally vote for a reverse stock split if management provides a reasonable justification for the split.

           3.      BLANK CHECK PREFERRED AUTHORIZATION

                   The terms of "blank check" preferred stock give the board of directors the power to issue shares of preferred stock at their discretion--with voting rights, conversion, distribution and other rights to be determined by the board at time of issue. Blank check preferred stock can be used for sound corporate purposes, but could be used to thwart hostile takeovers without shareholder approval.

                   o Generally vote against proposals that would authorize the creation of blank check preferred stock.

                   o Vote for proposals to create blank check preferred stock in cases when the company expressly states that the stock will not be used as a takeover defense or carry superior voting rights.

                   o Review on a case-by-case basis proposals to increase the number of authorized blank check preferred shares. If the company does not have any preferred shares outstanding, vote against the requested increase.

                   o Vote for shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.

           4.      ADJUST PAR VALUE OF COMMON STOCK

                   o Vote for management proposals to reduce the par value of common stock.

           5.      REEMPTIVE RIGHTS

                   o Review on a case-by-case basis proposals to create or abolish preemptive rights. In evaluating proposals on preemptive rights, consider the size of a company and the characteristics of its shareholder base.

           6.      DEBT RESTRUCTURING

                   Review on a case-by-case basis proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan. Generally approve proposals that facilitate debt restructuring unless there are clear signs of self-dealing or other abuses. Factors to consider include:

                   o dilution - how much will ownership interests of existing shareholders be reduced, and how extreme will dilution to any future earnings be?
                   o change in control - will the transaction result in a change in control of the company?
                   o bankruptcy - is the threat of bankruptcy, which would result in severe losses in shareholder value, the main factor driving the debt restructuring?

F.         EXECUTIVE AND DIRECTOR COMPENSATION

           1.      STOCK OPTION PLANS

                   Vote on a case-by-case basis on stock option plans. When evaluating stock option plans, review the following factors:

                   o stock option and other forms of compensation should be performance-based with an eye toward improving shareholder value.
                   o support option plans that provide challenging performance objectives and serve to motivate executives to excellent performance, and oppose plans that offer unreasonable benefits to executives that are not available to any other shareholders.
                   o whether the proposed plan is being offered at fair market value, or at a discount; excessively dilutes the earnings per share of the outstanding shares; and gives management the ability to replace or reprice "underwater" options, which is not available to any other shareholders.
                   o whether the option plan is generally available to other managers and employees in the company.
                   o any other features of the plan that may not be in shareholders' best interest.
                   o generally, vote for proposals that seek to provide for indexed and/or premium priced options.

           2.      OBRA-RELATED COMPENSATION PROPOSALS

                   The Omnibus Budget Reconciliation Act of 1993 ("OBRA") imposed certain restrictions in order for a compensation plan to receive favorable tax treatment.

                   o Vote for proposals that simply amend shareholder-approved plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m) of OBRA.

                   o Vote for amendments to add performance goals to existing compensation plans to comply with the provisions of
                       Section 162(m) of OBRA.

                   o Votes on amendments to existing plans to increase shares reserved and to qualify the plan for favorable tax treatment under the provisions of Section 162(m) should be evaluated on a case-by-case basis.

                   o Generally, vote for cash or cash-and-stock bonus plans to exempt the compensation from taxes under the provisions of Section 162(m) of OBRA. Vote against plans that are deemed to be excessive because they are not justified by performance measures.

           3.      SHAREHOLDER PROPOSALS TO LIMIT EXECUTIVE AND DIRECTOR PAY

                   o Generally, vote for shareholder proposals that seek additional disclosure of executive and director pay information.

                   o Generally, vote for shareholder proposals that seek to eliminate outside directors' retirement benefits.

                   o Review on a case-by-case basis all other shareholder proposals that seek to limit executive and director pay. This includes shareholder proposals that seek to link executive compensation to customer, employee, or stakeholder satisfaction.

           4.      GOLDEN AND TIN PARACHUTES

                   Golden and tin parachutes are designed to protect the employees of a corporation in the event of a change in control. With golden parachutes, senior level management employees receive a pay out during a change in control at usually two to three times base salary. Increasingly, companies that have golden parachute agreements for executives are extending coverage for all their employees via tin parachutes.

                   o Vote for shareholder proposals to have golden and tin parachutes submitted for shareholder ratification.

                   o Generally vote against all proposals to ratify golden parachutes; vote on tin parachutes on a case by case basis.

           5.      EMPLOYEE STOCK OWNERSHIP PLANS (ESOPS)

                   Vote for proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is excessive.

G.         SOCIAL AND ENVIRONMENTAL ISSUES

           1.      SOCIAL, WORKFORCE AND ENVIRONMENTAL ISSUES GENERALLY

                   Generally, vote for shareholder social, workforce, and environmental proposals that create good corporate citizens while enhancing long-term shareholder value. In determining how to vote on shareholder social, workforce, and environmental proposals, analyze the following factors:

                   o whether adoption of the proposal would have either a positive or negative impact on the company's short-term or long-term share value;
                   o   the percentage of sales, assets and earnings affected;
                   o the degree to which the company's stated position on the issues could affect its reputation or sales, or leave it vulnerable to boycott or selective purchasing;

                   o whether the issues presented should be dealt with through government or company-specific action;
                   o whether the company has already responded in some appropriate manner to the request embodied in a proposal;
                   o whether the company's analysis and voting recommendation to shareholders is persuasive;
                   o   what other companies have done in response to the issue;
                   o whether the proposal itself is well framed and reasonable;
                   o whether implementation of the proposal would achieve the objectives sought in the proposal; and
                   o whether the subject of the proposal is best left to the discretion of the board.

                   Generally, support proposals that request the company to furnish information helpful to shareholders in evaluating the company's operations.

           2.      SPECIAL POLICY REVIEW AND SHAREHOLDER ADVISORY COMMITTEES

                   o Vote for these proposals when they appear to offer a potentially effective method for enhancing shareholder value.

           3. EQUAL EMPLOYMENT OPPORTUNITY AND OTHER WORK PLACE PRACTICE REPORTING ISSUES

                   o Vote for proposals calling for action on equal employment opportunity and antidiscrimination.

                   o Vote for legal and regulatory compliance and public reporting related to non-discrimination, affirmative action, workplace health and safety, environmental issues, and labor policies and practices that effect long-term corporate performance.

                   o Vote for nondiscrimination in salary, wages and all benefits.

           4.      NON-DISCRIMINATION IN RETIREMENT BENEFITS

                   o   Support non-discrimination in retirement benefits.

           5.      "CERES PRINCIPLES"  AND "MACBRIDE PRINCIPLES"

                   The CERES Principles, formulated by the Coalition of Environmentally Responsible Economies, require signing companies to address environmental issues. Many companies have voluntarily adopted these principles.

                   o Vote on proposals to adopt the CERES Principles or MacBride Principles on a case-by-case basis based upon an analysis of the factors discussed above for social, workforce and environmental issues generally.

           7.      CONTRACT SUPPLIER STANDARDS

                   o vote on proposals regarding the adoption of "Codes of Conduct" or other standards for the company's suppliers and licensees on a case-by-case basis based upon an analysis of the factors discussed above for social, workforce and environmental issues generally.

           8.      CORPORATE CONDUCT, HUMAN RIGHTS, AND LABOR CODES

                   o Generally support proposals that call for the adoption and/or enforcement of principles or codes relating to countries in which there are systematic violations of human rights, such as: the use of slave, child, or prison labor; a government that is illegitimate; or there is a call by human rights advocates, pro-democracy organizations, or legitimately-elected representatives for economic sanctions.

                   o Support Principles or Codes of Conduct relating to company investment in countries with patterns of human rights abuses.

                   o Support implementation and reporting on ILO codes of conduct.

                   o support independent monitoring programs in conjunction with local and respected religious and human rights groups to monitor supplier and licensee compliance with Codes.

H.         OTHER MISCELLANEOUS MATTERS

           1.      RATIFYING AUDITORS

                   Vote for proposals to ratify auditors, unless: (i) an auditor is not independent; or (ii) there is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position.

           2.      VOTING ON STATE TAKEOVER STATUTES

                   Review on a case-by-case basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freeze-out provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, anti-greenmail provisions, and disgorgement provisions).

                   Generally support opting into stakeholder protection statutes if they provide comprehensive protections for employees and community stakeholders. Generally vote against opting into takeover statutes that only serve to protect incumbent management from accountability to shareholders and which negatively influence shareholder value.

           3.      APPROVING OTHER BUSINESS AT SHAREHOLDER MEETING

                   Vote against proposals to approve other business that may arise at the shareholder meeting.

           4.      ADJOURNING SHAREHOLDER MEETINGS

                   Vote against proposals authorizing the Board to adjourn a shareholder meeting, unless such proposal limits such authority to circumstances where a quorum is not present in person or by proxy at the shareholder meeting.


ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

SEI Investments Management Corporation, an investment adviser registered under the Advisers Act, located at One Freedom Valley Drive, Oaks, Pennsylvania 19456, serves as the Adviser to the Fund and the Master Fund. The Adviser is responsible for the day-to-day investment management of all of the Fund's and the Master Fund's assets.

The Adviser, a Delaware corporation, is a wholly-owned subsidiary of SEI Investments Company, a financial services company ("SEI Investments"). SEI Investments was founded in 1968, and is a leading provider of investment solutions to banks, institutional investors, investment advisers and insurance companies. The Adviser and its affiliates serve as an adviser to more than eight investment companies. As OF MARCH 31, 2006, THE ADVISER HAD OVER $76.2 BILLION IN ASSETS UNDER MANAGEMENT.

PORTFOLIO MANAGER COMPENSATION STRUCTURE

The Adviser is the investment adviser of the Fund and the Master Fund and as such, has responsibility for the management of the Fund's and the Master Fund's affairs, under the supervision of the Board. The Adviser is responsible for managing all of the investment portfolios of the Fund and the Master Fund on a day-to-day basis. In providing its services, the Adviser manages all of the assets directly.

The Adviser does not charge the Fund an advisory fee, but charges the Master Fund an advisory fee, of which the Fund indirectly bears a pro rata share. The Advisory Fee will reduce the net asset value of the Master Fund (and, indirectly, of the Fund) as of the end of the period in which it is payable and after the calculation of the Advisory Fee. The Adviser will charge a pro rata portion of the Advisory Fee in respect of contributions to the Master Fund or repurchases by the Master Fund that take place during a given calendar quarter. The Adviser and its affiliates may pay compensation from their own resources, either at the time of sale or on an ongoing basis, to employees of the Adviser and its affiliates or to third parties who are involved in supporting, directly or indirectly, sales of the Fund's Interests.

In light of the Adviser's arrangements with the Master Fund and the fact that the Fund will seek to achieve its investment objective by investing substantially all of its assets in the Master Fund, the Adviser will not charge the Fund an advisory fee, although the Fund will indirectly bear a proportionate share of the advisory fee paid by the Master Fund to the Adviser as a result of the Fund's investment in the Master Fund. The Master Fund will pay the Adviser a fixed advisory fee (the "Advisory Fee"), payable quarterly in arrears on the last Business Day of each quarter, equal to 1.00% (on an annualized basis) of the Master Fund's net asset value at the end of such quarter before giving effect to any repurchases of Master Fund interests.

The day-to-day management of the Master Fund's portfolio will be the responsibility of the Adviser's portfolio manager.

KEITH PIVIK, Director of Alternative Investments for the Adviser since March 2005, serves as portfolio manager for the Fund's and the Master Fund's assets. Prior to joining the Adviser in 2005, Mr. Pivik was a Managing Director for Potomac Asset Management since 2003. At Potomac, Mr. Pivik was responsible for researching/sourcing/marketing of alternative investment product for the institutional marketplace. From 2000 to 2002, Mr. Pivik was the Chief Financial Officer for PEsource, Inc. At PEsource, Mr. Pivik was responsible for all financial aspects of this venture capital start up and contributed significantly to the product development and marketing efforts.

SECURITY OWNERSHIP OF PORTFOLIO MANAGER

     AS OF MARCH 31, 2006, THE PORTFOLIO MANAGER WAS NOT THE BENEFICIAL OWNER OF ANY SECURITIES IN THE FUND OR THE MASTER FUND.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                          SEI Opportunity Fund, L.P.


By (Signature and Title)*                             /s/ Robert A. Nesher
                                                      --------------------
                                                      Robert A. Nesher
                                                      President

Date: December 7, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                             /s/ Robert A. Nesher
                                                      --------------------
                                                      Robert A. Nesher
                                                      President

Date: December 7, 2006


By (Signature and Title)*                             /s/ Michael J. Leahy
                                                      --------------------
                                                      Michael J. Leahy
                                                      Treasurer


Date: December 7, 2006

* Print the name and title of each signing officer under his or her signature.